UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund:  BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)		Par (000)	Value
ACAS CLO Ltd., Class C (b):
Series 2014-1A, 3.16%, 7/18/26	USD	750	$712,917
Series 2014-2A, 3.43%, 1/15/27		1,000	973,540
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3.75%, 7/15/26 (b)		1,250	1,156,250
ALM XII Ltd., Series 2015-12A, Class B, 3.51%, 4/16/27 (b)(c)		1,000	990,200
ALM XIV Ltd., Series 2014-14A (b):
Class B, 3.21%, 7/28/26		5,000	4,845,352
Class C, 3.71%, 7/28/26		5,000	4,652,094
Apidos CLO XVII, Series 2014-17A, Class B, 3.11%, 4/17/26 (b)		1,000	965,935
Apidos CLO XVIII, Series 2014-18A, Class C, 3.91%, 7/22/26 (b)		1,800	1,702,329
Atlas Senior Loan Fund V Ltd., Series 2014-1A (b):
Class C, 3.25%, 7/16/26		1,000	966,909
Class D, 3.70%, 7/16/26		2,000	1,836,667
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 3.96%, 10/15/26 (b)		3,000	2,796,696
Atrium CDO Corp., Series 5A, Class A4, 0.62%, 7/20/20 (b)		9,000	8,635,261
Babson CLO Ltd., Series 2014-3A (b):
Class C1, 3.23%, 1/15/26		1,500	1,454,250
Class D1, 3.73%, 1/15/26		1,000	933,900
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.10%, 10/17/26 (b)		1,000	952,067
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.06%, 7/20/26 (b)		1,250	1,180,735
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class D, 3.81%, 10/20/26 (b)		1,500	1,382,619
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.23%, 8/16/22 (b)		2,000	1,994,936
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.19%, 11/23/25 (b)		1,000	968,000
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class C, 4.38%, 10/16/25 (b)		1,000	965,360
CIFC Funding Ltd., Series 2014-3A (b):
Class C1, 3.06%, 7/22/26		1,500	1,435,293
Class D, 3.66%, 7/22/26		1,400	1,288,380
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.05%, 10/15/26 (b)		750	720,947
Asset-Backed Securities (a)		Par (000)	Value
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.23%, 10/15/26 (b)	USD	1,750	$1,704,884
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.82%, 10/29/26 (b)		1,000	940,173
ING IM CLO Ltd., Series 2012-4A, Class C, 4.75%, 10/15/23 (b)		1,000	997,229
Jamestown CLO Ltd., Series 2014-4A, Class C, 3.75%, 7/15/26 (b)		3,250	3,029,969
Limerock CLO III LLC, Series 2014-3A, Class C, 3.83%, 10/20/26 (b)		1,000	944,000
Madison Park Funding Ltd. (b):
Series 2012-10A, Class D, 4.51%, 1/20/25		3,000	2,967,006
Series 2012-8AR, Class CR, 3.06%, 4/22/22		1,350	1,333,290
Series 2012-8AR, Class DR, 4.11%, 4/22/22		1,500	1,467,760
Series 2014-14A, Class D, 3.86%, 7/20/26		2,000	1,880,237
Octagon Investment Partners XXI Ltd., Series 2014-1A (b):
Class C, 3.03%, 8/12/26		1,000	959,966
Class D, 3.89%, 8/12/26		900	843,743
Octagon Loan Funding Ltd., Series 2014-1A, Class D, 3.85%, 11/18/26 (b)		1,500	1,411,286
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 7/17/26 (b)		1,500	1,397,335
OZLM VIII Ltd., Series 2014-8A (b):
Class B, 3.28%, 10/17/26		900	874,099
Class C, 3.78%, 10/17/26		850	786,884
Regatta IV Funding Ltd., Series 2014-1A (b):
Class C, 3.18%, 7/25/26		1,500	1,448,615
Class D, 3.73%, 7/25/26		1,000	926,774
Regatta V Funding Ltd., Series 2014-1A (b):
Class B, 3.23%, 10/25/26		1,000	967,825
Class C, 3.68%, 10/25/26		1,000	922,094
Silver Spring CLO Ltd., Series 2014-1A, Class D, 3.71%, 10/15/26 (b)		750	687,019
SLM Student Loan Trust, Series 2004-B, Class A2, 0.44%, 6/15/21		2,669	2,651,596
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)		1,000	904,000
Symphony CLO XV Ltd., Series 2014-15A (b):
Class C, 3.40%, 10/17/26		1,500	1,480,587
Class D, 3.95%, 10/17/26		1,000	941,300

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)		Par (000)	Value
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.79%, 6/10/25 (b)	USD	800	$751,084
Venture XVIII CLO Ltd., Series 2014-18A, Class C, 3.39%, 10/15/26 (b)		800	779,788
Voya CLO Ltd., Class C (b):
Series 2014-3A, 3.86%, 7/25/26		1,250	1,177,930
Series 2014-4A, 4.23%, 10/14/26		1,000	967,664
WhiteHorse IX Ltd., Series 2014-9A, Class C, 2.96%, 7/17/26 (b)		1,500	1,405,840
Total Asset-Backed Securities — 4.9%			81,060,614

Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21		2,000	2,150,000
5.00%, 12/15/21 (b)		536	556,100
LSB Industries, Inc., 7.75%, 8/01/19		315	324,450
TransDigm, Inc.:
6.00%, 7/15/22		4,585	4,573,538
6.50%, 7/15/24		2,140	2,166,750

			9,770,838
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 7.88%, 9/01/19 (b)		1,115	1,156,813
Airlines — 0.9%
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		2,460	2,706,209
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,142,000
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		3,200	3,671,746
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		4,200	4,137,000
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 4/23/22 (b)		1,606	1,658,280

			14,315,235
Auto Components — 1.4%
Delphi Corp., 6.13%, 5/15/21		870	945,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		265	263,675

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (concluded):
4.88%, 3/15/19	USD	3,950	$4,019,125
6.00%, 8/01/20		3,108	3,251,279
5.88%, 2/01/22		3,816	3,901,860
Schaeffler Finance BV, 4.75%, 5/15/21 (b)		2,470	2,488,525
Schaeffler Holding Finance BV (b)(d):
6.25% (6.25% Cash), 11/15/19		1,112	1,164,820
6.75% (6.25% Cash), 11/15/22		2,417	2,586,190
TRW Automotive, Inc. (b):
4.50%, 3/01/21		2,400	2,424,000
4.45%, 12/01/23		2,600	2,619,500

			23,664,011
Automobiles — 0.6%
Ford Motor Co., 7.45%, 7/16/31		3,660	5,179,094
General Motors Co.:
4.88%, 10/02/23		1,875	2,045,681
6.25%, 10/02/43		940	1,170,558
5.20%, 4/01/45		1,530	1,706,984

			10,102,317
Banks — 5.6%
Associated Banc-Corp, 5.13%, 3/28/16 (e)		7,430	7,724,785
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,656,580
5.25%, 3/15/18		4,030	4,181,125
6.63%, 4/01/18 (b)		335	360,963
5.50%, 2/15/19 (b)		5,147	5,460,452
5.00%, 8/01/23		660	694,650
City National Corp., 5.25%, 9/15/20 (e)		2,900	3,357,774
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22 (e)		3,775	3,949,733
Credit Suisse AG, 6.50%, 8/08/23 (b)		12,000	13,328,268
Credit Suisse Group AG, 7.50% (a)(b)(f)		3,250	3,413,261
Discover Bank, 8.70%, 11/18/19		748	934,112
Fifth Third Bancorp, 5.10% (a)(f)		5,000	4,637,500
HSBC Finance Corp., 6.68%, 1/15/21 (e)		5,150	6,240,765
Regions Financial Corp., 5.75%, 6/15/15		6,110	6,209,477
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	11,293,531

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
Santander Holdings USA, Inc., 3.00%, 9/24/15	USD	3,750	$3,786,986
Wells Fargo & Co.:
3.45%, 2/13/23 (e)		2,325	2,399,193
4.13%, 8/15/23		4,000	4,299,164
5.61%, 1/15/44 (e)		4,119	5,151,860

			92,080,179
Building Products — 0.3%
Building Materials Corp. of America (b):
6.75%, 5/01/21		2,700	2,889,000
5.38%, 11/15/24		1,860	1,887,900

			4,776,900
Cable Television Services — 0.1%
SBA Communications Corp., 4.88%, 7/15/22 (b)		1,445	1,405,263
Capital Markets — 3.1%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,415,400
The Goldman Sachs Group, Inc. (e):
6.25%, 9/01/17		625	696,339
7.50%, 2/15/19		5,165	6,223,825
5.25%, 7/27/21		1,175	1,347,421
5.75%, 1/24/22		5,500	6,525,161
6.25%, 2/01/41		15,000	19,935,315
Morgan Stanley (e):
5.63%, 9/23/19		6,770	7,747,466
5.50%, 7/28/21		2,695	3,132,105
UBS AG, 5.88%, 7/15/16		3,450	3,689,212

			50,712,244
Chemicals — 1.8%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,782,081
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		617	658,648
Axiall Corp., 4.88%, 5/15/23		367	357,825
Basell Finance Co. BV, 8.10%, 3/15/27 (b)(e)		6,000	8,357,658
Celanese US Holdings LLC, 5.88%, 6/15/21		2,615	2,804,587
CF Industries, Inc., 5.38%, 3/15/44		2,500	2,870,505
Chemtura Corp., 5.75%, 7/15/21		632	616,200
Eagle Spinco, Inc., 4.63%, 2/15/21		2,370	2,340,375
Huntsman International LLC:
4.88%, 11/15/20		775	777,906
8.63%, 3/15/21		2,000	2,150,000

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Huntsman International LLC (concluded):
5.13%, 11/15/22 (b)	USD	2,495	$2,488,762
Ineos Finance PLC, 8.38%, 2/15/19 (b)		255	271,256
NOVA Chemicals Corp. (b):
5.25%, 8/01/23		2,277	2,353,849
5.00%, 5/01/25		905	938,938
PSPC Escrow Corp., 6.50%, 2/01/22 (b)(c)		1,693	1,726,860

			30,495,450
Commercial Services & Supplies — 3.0%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	1,013,030
Aviation Capital Group Corp. (b):
7.13%, 10/15/20 (e)		31,000	35,680,318
6.75%, 4/06/21		7,850	8,831,250
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		301	269,395
Covanta Holding Corp., 6.38%, 10/01/22		2,245	2,396,537
Mobile Mini, Inc., 7.88%, 12/01/20		930	978,825

			49,169,355
Communications Equipment — 0.7%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		8,695	8,955,850
CommScope, Inc. (b):
5.00%, 6/15/21		527	507,238
5.50%, 6/15/24		564	544,965
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		2,160	2,289,600

			12,297,653
Construction & Engineering — 0.3%
AECOM Technology Corp. (b):
5.75%, 10/15/22		473	494,876
5.88%, 10/15/24		2,311	2,412,106
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		413	404,482
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		673	654,695
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	779,625

			4,745,784
Construction Materials — 0.8%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	2,002,350

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Construction Materials (concluded)
HD Supply, Inc.:
11.00%, 4/15/20	USD	2,740	$3,123,600
7.50%, 7/15/20		2,905	3,042,988
5.25%, 12/15/21 (b)		3,278	3,376,340
Vulcan Materials Co., 7.00%, 6/15/18		1,380	1,524,900

			13,070,178
Consumer Finance — 3.5%
Ally Financial, Inc.:
8.30%, 2/12/15		5,290	5,290,000
5.13%, 9/30/24		665	689,106
8.00%, 11/01/31		6,078	7,854,929
Capital One Bank USA NA, 3.38%, 2/15/23 (e)		11,610	11,810,899
Countrywide Financial Corp., 6.25%, 5/15/16		8,069	8,562,669
Discover Financial Services, 3.85%, 11/21/22		3,252	3,412,880
Experian Finance PLC, 2.38%, 6/15/17 (b)(e)		2,550	2,571,938
Navient Corp.:
3.88%, 9/10/15		5,000	5,031,250
6.25%, 1/25/16		11,620	12,026,700

			57,250,371
Containers & Packaging — 1.1%
Ball Corp., 6.75%, 9/15/20		7,360	7,647,040
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (b)		3,944	3,870,050
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		3,128	3,300,040
Pactiv LLC, 7.95%, 12/15/25		163	162,185
Sealed Air Corp. (b):
6.50%, 12/01/20		2,330	2,568,825
8.38%, 9/15/21		700	785,750
5.13%, 12/01/24		649	666,036

			18,999,926
Diversified Consumer Services — 0.3%
Service Corp. International, 4.50%, 11/15/20		4,382	4,349,135
Diversified Financial Services — 10.4%
Air Lease Corp., 3.75%, 2/01/22		5,000	5,123,995
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,251,960
Bank of America Corp.:
3.75%, 7/12/16 (e)		5,525	5,724,138
5.00%, 5/13/21 (e)		17,100	19,438,699
5.70%, 1/24/22		2,590	3,046,969
4.00%, 4/01/24 (e)		6,975	7,512,605
Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
Bank of America NA, 5.30%, 3/15/17 (e)	USD	13,440	$14,454,720
Barclays PLC, 4.38%, 9/11/24		2,100	2,128,482
Citigroup, Inc. (e):
4.45%, 1/10/17		4,800	5,082,965
8.50%, 5/22/19		464	584,779
6.68%, 9/13/43		4,125	5,514,861
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1 (b):
Class A, 5.25%, 5/30/25		2,739	2,862,346
Class B, 6.13%, 11/30/21		3,419	3,538,160
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,479,172
5.88%, 8/02/21		9,420	11,140,610
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,921,000
4.38%, 9/25/21		2,260	2,395,600
4.25%, 5/15/23		1,681	1,748,240
ING Bank NV, 5.00%, 6/09/21 (b)(e)		8,000	9,206,712
Intesa Sanpaolo SpA, 3.13%, 1/15/16		5,450	5,537,249
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		2,105	1,978,700
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,151,020
Lloyds Banking Group PLC, 4.50%, 11/04/24		6,875	7,235,319
Moody’s Corp., 6.06%, 9/07/17		20,000	21,123,180
Mubadala GE Capital, Ltd., 3.00%, 11/10/19 (b)		5,000	5,012,500
Resparcs Funding LP I, 8.00% (f)(g)(h)		4,000	1,290,000
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		370	382,025
7.88%, 8/15/19		2,480	2,619,500
9.88%, 8/15/19		493	523,812
5.75%, 10/15/20		3,142	3,212,695
6.88%, 2/15/21		105	110,513
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		425	479,147
6.10%, 6/10/23		2,500	2,797,935
5.13%, 5/28/24		5,250	5,546,441

			172,156,049
Diversified Telecommunication Services — 5.6%
AT&T, Inc.:
6.30%, 1/15/38 (e)		12,000	15,079,656
4.30%, 12/15/42		265	264,110
4.35%, 6/15/45		367	364,804

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
CenturyLink, Inc.:
5.63%, 4/01/20	USD	1,375	$1,446,844
6.45%, 6/15/21		285	308,512
Frontier Communications Corp.:
6.25%, 9/15/21		980	1,009,400
7.63%, 4/15/24		2,400	2,538,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		11,171	11,855,224
8.63%, 7/15/20		2,240	2,442,720
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,831,087
Verizon Communications, Inc. (e):
5.15%, 9/15/23		8,775	10,061,511
6.40%, 9/15/33		9,475	12,255,429
7.35%, 4/01/39		7,825	11,036,693
6.55%, 9/15/43		13,225	17,864,859

			93,358,849
Electric Utilities — 3.9%
CMS Energy Corp., 5.05%, 3/15/22		9,900	11,420,927
Duke Energy Corp., 3.55%, 9/15/21 (e)		3,650	3,930,389
Great Plains Energy, Inc., 5.29%, 6/15/22 (i)		5,550	6,472,599
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (b)		4,935	5,084,017
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		1,039	1,116,766
Series C, 10.06%, 12/30/28		1,568	1,704,808
NiSource Finance Corp., 6.80%, 1/15/19		3,075	3,661,006
Oncor Electric Delivery Co. LLC (e):
4.10%, 6/01/22		4,150	4,606,620
5.30%, 6/01/42		2,750	3,665,714
Progress Energy, Inc., 7.00%, 10/30/31 (e)		12,000	16,972,056
Puget Energy, Inc.:
6.00%, 9/01/21		275	328,713
5.63%, 7/15/22		5,550	6,572,865

			65,536,480
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		2,385	2,003,400
Electronic Equipment, Instruments & Components — 0.4%
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	2,990,000
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		475	476,188
Sanmina Corp., 4.38%, 6/01/19 (b)		1,415	1,393,775
Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components (concluded)
WireCo WorldGroup, Inc., 9.50%, 5/15/17	USD	1,605	$1,588,950

			6,448,913
Energy Equipment & Services — 1.3%
Energy Transfer Partners LP, 5.20%, 2/01/22		10,200	11,195,530
Ensco PLC, 4.50%, 10/01/24		2,930	2,834,028
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		293	276,153
Transocean, Inc.:
2.50%, 10/15/17		1,300	1,140,334
6.50%, 11/15/20 (e)		2,000	1,675,000
6.38%, 12/15/21		4,655	3,849,103
6.80%, 3/15/38 (e)		720	557,280

			21,527,428
Food & Staples Retailing — 0.8%
H.J. Heinz Finance Co., 7.13%, 8/01/39 (b)		4,415	4,834,425
Rite Aid Corp., 6.75%, 6/15/21		1,170	1,222,650
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (e)		5,150	6,564,504

			12,621,579
Food Products — 1.1%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		2,600	2,786,940
Kellogg Co., Series B, 7.45%, 4/01/31 (e)		3,425	4,621,044
Mondelez International, Inc.:
6.50%, 8/11/17		4,450	5,009,868
6.13%, 8/23/18		4,840	5,551,359
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		715	734,663

			18,703,874
Gas Utilities — 0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 2/01/21		1,265	1,325,088
Health Care Equipment & Supplies — 0.4%
Medtronic, Inc., 4.63%, 3/15/45 (b)(e)		4,565	5,263,618
Teleflex, Inc., 6.88%, 6/01/19		1,660	1,726,400

			6,990,018
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		435	427,388
Amsurg Corp., 5.63%, 7/15/22 (b)		1,856	1,918,640

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19	USD	1,550	$1,613,550
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,677,510
6.88%, 2/01/22		1,111	1,180,021
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		1,990	2,045,322
HCA Holdings, Inc., 7.75%, 5/15/21		4,549	4,861,744
HCA, Inc.:
3.75%, 3/15/19		4,364	4,407,640
6.50%, 2/15/20		10,421	11,723,625
5.88%, 3/15/22		340	379,100
4.75%, 5/01/23		676	708,110
HealthSouth Corp., 5.75%, 11/01/24		889	917,893
Omnicare, Inc.:
4.75%, 12/01/22		289	299,115
5.00%, 12/01/24		183	190,320
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	799,480
4.75%, 6/01/20		1,450	1,486,250
6.00%, 10/01/20		3,645	3,945,712
4.50%, 4/01/21		73	73,730
4.38%, 10/01/21		7,335	7,325,831
8.13%, 4/01/22		4,907	5,532,642
UnitedHealth Group, Inc., 6.88%, 2/15/38 (e)		10,000	14,820,480

			66,334,103
Health Care Technology — 0.5%
Amgen, Inc., 5.15%, 11/15/41 (e)		6,500	7,701,798
Hotels, Restaurants & Leisure — 0.6%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		1,380	1,449,000
5.50%, 12/01/24		2,458	2,476,435
MGM Resorts International, 6.00%, 3/15/23		1,935	1,954,350
New Red Finance, Inc., 6.00%, 4/01/22 (b)		2,215	2,270,375
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,718	1,739,475

			9,889,635
Household Durables — 1.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		2,330	2,405,725
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,647	1,671,705
Corporate Bonds		Par (000)	Value
Household Durables (concluded)
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	3,675	$3,776,062
KB Home, 7.25%, 6/15/18		1,990	2,111,888
Standard Pacific Corp., 8.38%, 1/15/21		3,015	3,391,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		1,537	1,448,623
Tri Pointe Holdings, Inc. (b):
4.38%, 6/15/19		920	876,300
5.88%, 6/15/24		625	601,563
United Rentals North America, Inc.:
7.38%, 5/15/20		2,025	2,179,406
7.63%, 4/15/22		1,853	2,037,929

			20,501,076
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		810	858,600
6.63%, 11/15/22		1,110	1,184,925

			2,043,525
Independent Power and Renewable Electricity Producers — 0.8%
Baytex Energy Corp., 5.13%, 6/01/21 (b)		435	377,363
Calpine Corp.:
6.00%, 1/15/22 (b)		878	941,655
5.38%, 1/15/23		2,333	2,356,330
5.88%, 1/15/24 (b)		823	876,495
5.50%, 2/01/24		1,749	1,751,186
5.75%, 1/15/25		1,770	1,805,400
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (b)		2,195	2,255,362
NRG REMA LLC, 9.68%, 7/02/26		1,130	1,197,800
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,840,285

			13,401,876
Insurance — 5.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		1,204	1,210,020
American International Group, Inc., 6.40%, 12/15/20 (e)		8,710	10,657,486
Aon Corp., 5.00%, 9/30/20 (e)		7,700	8,765,133
Aon PLC, 4.25%, 12/12/42		6,500	6,764,960
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		3,400	4,043,212
Genworth Holdings, Inc., 7.63%, 9/24/21		2,880	2,823,074
Manulife Financial Corp., 4.90%, 9/17/20 (e)		10,425	11,751,342

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	USD	1,455	$1,549,575
The Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (b)		12,000	16,456,272
Principal Financial Group, Inc., 8.88%, 5/15/19 (e)		2,825	3,596,290
Prudential Financial, Inc., 6.63%, 12/01/37 (e)		10,000	13,912,560
XLIT Ltd., 5.75%, 10/01/21 (e)		10,085	12,068,931

			93,598,855
IT Services — 0.5%
Epicor Software Corp., 8.63%, 5/01/19		2,400	2,514,000
First Data Corp. (b):
7.38%, 6/15/19		2,905	3,046,619
6.75%, 11/01/20		1,768	1,891,760
8.25%, 1/15/21		250	266,562

			7,718,941
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20 (e)		12,000	13,970,388
Media — 6.5%
21st Century Fox America, Inc., 6.15%, 3/01/37 (e)		9,575	12,872,084
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	5,025,000
Altice Financing SA, 6.63%, 2/15/23 (b)		1,313	1,316,762
Altice Finco SA, 7.63%, 2/15/25 (b)		551	556,510
Altice SA, 7.63%, 2/15/25 (b)		1,515	1,537,725
AMC Networks, Inc.:
7.75%, 7/15/21		1,330	1,436,400
4.75%, 12/15/22		685	681,575
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		249	257,715
5.63%, 2/15/24		122	127,490
CCOH Safari LLC:
5.50%, 12/01/22		2,093	2,121,779
5.75%, 12/01/24		3,075	3,117,281
Cinemark USA, Inc., 5.13%, 12/15/22		349	347,255
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,205	10,492,879
COX Communications, Inc., 8.38%, 3/01/39 (b)(e)		5,000	7,472,535
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,665,825
Corporate Bonds		Par (000)	Value
Media (concluded)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/01/21 (e)	USD	8,575	$9,613,647
DISH DBS Corp., 5.88%, 11/15/24		2,462	2,474,310
Gray Television, Inc., 7.50%, 10/01/20		713	732,608
Grupo Televisa SAB, 5.00%, 5/13/45		3,345	3,546,637
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		710	737,512
5.50%, 8/01/23		2,909	2,872,637
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	6,223,650
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (b)		2,250	2,283,750
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		463	494,253
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		1,471	1,522,485
Numericable Group SA, 6.00%, 5/15/22 (b)		9,000	9,206,100
Sinclair Television Group, Inc., 5.63%, 8/01/24 (b)		327	322,913
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		2,300	2,242,500
Time Warner Cable, Inc., 6.55%, 5/01/37		3,519	4,623,716
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		1,000	1,037,500
Univision Communications, Inc., 5.13%, 5/15/23 (b)		4,793	4,972,737
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		1,394	1,446,275
VTR Finance BV, 6.88%, 1/15/24 (b)		1,650	1,654,207

			108,036,252
Metals & Mining — 2.7%
Alcoa, Inc., 5.13%, 10/01/24		2,451	2,675,529
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	4,747,865
ArcelorMittal, 6.13%, 6/01/18		2,575	2,735,937
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,073,330
Constellium NV:
4.63%, 5/15/21	EUR	490	484,432
5.75%, 5/15/24 (b)	USD	1,178	1,035,168
Freeport-McMoRan Corp., 7.13%, 11/01/27 (e)		8,500	9,045,844
Freeport-McMoRan, Inc. (e):
3.55%, 3/01/22		4,700	4,173,854

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Freeport-McMoRan, Inc. (e) (concluded):
3.88%, 3/15/23	USD	8,900	$7,974,222
Novelis, Inc., 8.75%, 12/15/20		3,285	3,523,162
Peabody Energy Corp., 6.50%, 9/15/20		1,020	780,300
Steel Dynamics, Inc.:
5.13%, 10/01/21 (b)		1,105	1,129,863
6.38%, 8/15/22		1,430	1,526,525
5.25%, 4/15/23		163	166,260
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		2,785	2,962,544

			45,034,835
Multi-Utilities — 1.3%
CenterPoint Energy, Inc. (e):
5.95%, 2/01/17		9,000	9,829,422
6.50%, 5/01/18		9,675	11,123,144

			20,952,566
Multiline Retail — 0.4%
Dollar General Corp., 3.25%, 4/15/23		2,500	2,433,157
Dufry Finance SCA, 5.50%, 10/15/20 (b)		3,460	3,580,090

			6,013,247
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (b)		695	734,963
Oil, Gas & Consumable Fuels — 16.0%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		2,657	2,769,922
6.13%, 7/15/22		1,668	1,777,254
4.88%, 5/15/23		343	351,575
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	83,375
Antero Resources Finance Corp., 5.38%, 11/01/21		649	632,775
Berry Petroleum Co., 6.38%, 9/15/22		3,207	2,212,830
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		1,145	1,024,775
5.75%, 2/01/23		1,555	1,306,200
California Resources Corp., 6.00%, 11/15/24 (b)		2,345	1,908,244
Chesapeake Energy Corp.:
6.63%, 8/15/20		3,171	3,396,934
6.88%, 11/15/20		493	533,673
6.13%, 2/15/21		1,857	1,959,135
5.75%, 3/15/23		1,974	2,043,090
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co., 4.38%, 6/01/24	USD	527	$500,487
Concho Resources, Inc.:
5.50%, 10/01/22		226	226,000
5.50%, 4/01/23		1,995	1,995,000
CONSOL Energy, Inc., 5.88%, 4/15/22		6,131	5,318,642
Continental Resources, Inc.:
5.00%, 9/15/22		11,232	10,670,400
4.50%, 4/15/23		469	443,698
DCP Midstream LLC, 4.75%, 9/30/21 (b)		1,074	1,002,178
DCP Midstream Operating LP, 3.88%, 3/15/23		2,690	2,551,274
Denbury Resources, Inc., 5.50%, 5/01/22		845	743,600
El Paso LLC:
7.80%, 8/01/31		197	242,161
7.75%, 1/15/32		4,586	5,733,968
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,978,180
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,816,848
Enbridge Energy Partners LP, 9.88%, 3/01/19 (e)		6,000	7,666,116
Energy Transfer Equity LP, 5.88%, 1/15/24		3,913	4,060,520
Enterprise Products Operating LLC, Series N, 6.50%, 1/31/19 (e)		12,000	13,967,004
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		2,693	2,726,662
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)		5,105	4,594,500
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20 (e)		12,000	13,988,988
4.25%, 9/01/24		2,170	2,249,637
5.40%, 9/01/44		3,615	3,849,364
Kinder Morgan, Inc.:
5.00%, 2/15/21 (b)		496	528,338
5.63%, 11/15/23 (b)		504	553,918
5.30%, 12/01/34		1,310	1,373,933
5.55%, 6/01/45		2,560	2,745,393
Kodiak Oil & Gas Corp., 5.50%, 2/01/22		540	545,400
Laredo Petroleum, Inc., 7.38%, 5/01/22		231	221,183
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		1,047	798,338
8.63%, 4/15/20		1,797	1,419,630
7.75%, 2/01/21		475	358,625

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp., 3.50%, 3/01/16	USD	4,600	$4,712,383
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22		1,369	1,440,872
MEG Energy Corp. (b):
6.50%, 3/15/21		3,839	3,474,295
7.00%, 3/31/24		3,598	3,256,190
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (b)		3,500	3,850,000
Nexen, Inc., 6.40%, 5/15/37 (e)		4,615	5,967,043
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)		902	882,833
Oasis Petroleum, Inc.:
7.25%, 2/01/19		915	873,825
6.50%, 11/01/21		1,025	935,312
ONEOK Partners LP, 8.63%, 3/01/19 (e)		10,000	11,954,810
Pacific Drilling SA, 5.38%, 6/01/20 (b)		613	458,218
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,182,125
Peabody Energy Corp.:
6.00%, 11/15/18		2,527	2,027,917
6.25%, 11/15/21 (e)		1,483	1,112,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		2,221	2,420,890
Petrobras International Finance Co. SA (e):
3.88%, 1/27/16		12,550	12,212,405
5.38%, 1/27/21		3,385	3,041,219
Petroleos Mexicanos (e):
3.50%, 1/30/23		5,000	4,732,250
4.88%, 1/18/24		2,000	2,079,800
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		3,980	3,373,050
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,883,843
Premier Oil PLC, 5.11%, 6/09/18		11,500	10,350,000
Range Resources Corp.:
5.00%, 8/15/22		32	31,680
5.00%, 3/15/23		75	73,875
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		4,351	4,394,510
Rockies Express Pipeline LLC, 6.88%, 4/15/40 (b)		580	620,600
Rosetta Resources, Inc., 5.63%, 5/01/21		3,448	3,249,740
RSP Permian, Inc., 6.63%, 10/01/22 (b)		789	784,069
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Ruby Pipeline LLC, 6.00%, 4/01/22 (b)	USD	10,000	$10,937,160
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		7,393	7,393,000
5.75%, 5/15/24		2,869	2,883,345
Sabine Pass LNG LP, 7.50%, 11/30/16		5,965	6,278,162
Sanchez Energy Corp., 6.13%, 1/15/23 (b)		1,141	1,009,785
SandRidge Energy, Inc.:
8.75%, 1/15/20		114	81,795
7.50%, 2/15/23		1,291	864,970
Seventy Seven Energy, Inc., 6.50%, 7/15/22		469	186,428
SM Energy Co., 6.50%, 1/01/23		322	315,560
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		1,614	1,698,735
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)		1,519	1,541,785
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		293	268,095
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,718,736
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,550	3,399,125
5.75%, 3/15/21		2,341	2,226,876
The Williams Cos., Inc.:
3.70%, 1/15/23		5,000	4,548,855
4.55%, 6/24/24		830	770,454
8.75%, 3/15/32		2,478	2,880,251
5.75%, 6/24/44		685	589,712
WPX Energy, Inc., 5.25%, 9/15/24		856	796,080

			265,634,680
Paper & Forest Products — 2.2%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		1,473	1,522,714
Clearwater Paper Corp., 4.50%, 2/01/23		532	518,700
International Paper Co. (e):
7.50%, 8/15/21		9,675	12,268,200
8.70%, 6/15/38		4,000	6,172,348
7.30%, 11/15/39		10,000	13,919,040
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,268,450

			36,669,452
Pharmaceuticals — 2.3%
AbbVie, Inc., 2.90%, 11/06/22 (e)		5,675	5,769,931

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
Endo Finance LLC/Endo Finco, Inc. (b):
7.00%, 12/15/20	USD	241	$253,050
7.25%, 1/15/22		499	530,188
6.00%, 2/01/25		1,601	1,636,022
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		2,924	3,138,946
5.00%, 12/15/21		1,631	1,784,263
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		1,613	1,637,195
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (b)		2,130	2,199,225
Merck & Co., Inc., 6.50%, 12/01/33 (e)		6,420	9,391,709
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18		6,955	7,398,381
6.38%, 10/15/20		2,355	2,490,412
5.63%, 12/01/21		1,615	1,659,413
5.50%, 3/01/23		979	1,003,475

			38,892,210
Professional Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		2,048	2,201,600
The Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,981,765

			8,183,365
Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (e)		10,000	11,811,860
DDR Corp.:
4.75%, 4/15/18		2,140	2,317,340
7.88%, 9/01/20		2,650	3,323,855
ERP Operating LP, 5.75%, 6/15/17 (e)		10,000	11,030,180
Felcor Lodging LP, 5.63%, 3/01/23		999	1,016,482
HCP, Inc., 5.38%, 2/01/21 (e)		3,450	3,946,545
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23		3,600	3,697,268
iStar Financial, Inc.:
4.00%, 11/01/17		825	806,438
5.00%, 7/01/19		580	569,850
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		128	109,120
UDR, Inc., 4.25%, 6/01/18		5,225	5,644,097

			44,273,035
Real Estate Management & Development — 0.7%
Lennar Corp., 4.75%, 11/15/22		1,805	1,794,170
Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(e)	USD	4,485	$4,061,616
Realogy Corp., 7.63%, 1/15/20 (b)(e)		2,085	2,238,664
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		1,147	1,147,000
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,625	1,702,188

			10,943,638
Road & Rail — 1.7%
The Hertz Corp.:
4.25%, 4/01/18		983	988,013
6.75%, 4/15/19		1,167	1,202,010
5.88%, 10/15/20		925	938,875
7.38%, 1/15/21		310	327,019
Norfolk Southern Corp., 6.00%, 3/15/2105 (e)		17,200	24,365,451

			27,821,368
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.50%, 2/01/25 (b)		3,590	3,607,950
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		1,655	1,741,888

			5,349,838
Software — 0.4%
Infor US, Inc., 9.38%, 4/01/19		2,190	2,354,250
MSCI, Inc., 5.25%, 11/15/24 (b)		587	611,948
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		4,435	4,479,350

			7,445,548
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18		6,125	6,930,376
L Brands, Inc., 7.00%, 5/01/20		3,050	3,469,375
QVC, Inc., 7.38%, 10/15/20 (b)		355	371,419
VF Corp., 5.95%, 11/01/17 (e)		5,000	5,645,790

			16,416,960
Textiles Apparel & Shoes — 0.1%
Springs Industries, Inc., 6.25%, 6/01/21		1,674	1,607,040
Textiles, Apparel & Luxury Goods — 0.1%
The William Carter Co., 5.25%, 8/15/21		1,406	1,455,210
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.50%, 6/01/19		1,378	1,412,450

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Tobacco — 2.1%
Altria Group, Inc., 10.20%, 2/06/39 (e)	USD	13,392	$24,057,215
Lorillard Tobacco Co., 3.50%, 8/04/16		8,375	8,642,740
Reynolds American, Inc.:
3.25%, 11/01/22		970	974,296
4.85%, 9/15/23		1,120	1,246,580

			34,920,831
Transportation Infrastructure — 0.9%
CEVA Group PLC (b):
4.00%, 5/01/18		3,310	2,830,050
7.00%, 3/01/21		1,067	986,975
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (b)		10,500	11,663,158

			15,480,183
Wireless Telecommunication Services — 5.4%
America Movil SAB de CV (e):
2.38%, 9/08/16		12,495	12,732,780
3.13%, 7/16/22		1,275	1,287,113
American Tower Corp.:
4.50%, 1/15/18		6,500	6,959,368
5.05%, 9/01/20		500	555,466
5.90%, 11/01/21 (e)		3,770	4,373,664
Crown Castle International Corp., 5.25%, 1/15/23		1,880	1,927,000
Crown Castle Towers LLC (b):
5.50%, 1/15/37		4,000	4,234,920
4.17%, 8/15/37		3,000	3,140,202
6.11%, 1/15/40		4,555	5,268,154
Digicel Group Ltd. (b):
8.25%, 9/30/20		2,615	2,544,395
7.13%, 4/01/22		825	747,409
Digicel Ltd., 6.00%, 4/15/21 (b)		1,285	1,204,688
SBA Tower Trust, 5.10%, 4/15/42 (b)		13,975	14,689,695
Sprint Communications, Inc. (b):
9.00%, 11/15/18		5,290	6,096,725
7.00%, 3/01/20		9,302	10,139,180
Sprint Corp.:
7.88%, 9/15/23		2,715	2,752,331
7.13%, 6/15/24		1,755	1,706,737
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,782,510
6.73%, 4/28/22		2,495	2,585,444
6.00%, 3/01/23		580	593,050
6.84%, 4/28/23		1,405	1,464,712
6.38%, 3/01/25		1,845	1,877,287

			89,662,830
Total Corporate Bonds — 109.8%			1,821,134,028
Foreign Agency Obligations		Par (000)	Value
Brazilian Government International Bond, 5.00%, 1/27/45	USD	5,000	$4,825,000
Indonesia Government International Bond, 5.88%, 1/15/24 (b)		4,400	5,093,000
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,489,750
Total Foreign Agency Obligations — 0.7%			12,407,750

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,797,700
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	13,288,600
Total Municipal Bonds — 1.2%			19,086,300

U.S. Government Sponsored Agency Securities — 0.2%
Fannie Mae, 0.00%, 10/09/19 (e)(j)		3,945	3,626,572

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.38%, 5/15/44 (e)		8,650	10,742,893
3.13%, 8/15/44		1,085	1,287,590
U.S. Treasury Notes (e):
1.50%, 5/31/19		1,898	1,929,733
1.63%, 6/30/19		750	766,758
1.63%, 7/31/19		1,235	1,261,823
2.38%, 8/15/24		5,915	6,282,842
Total U.S. Treasury Obligations — 1.3%			22,271,639

Preferred Securities
Capital Trusts
Banks — 2.9%
BNP Paribas SA, 7.20% (a)(b)(e)(f)		5,000	5,850,000
Credit Agricole SA, 8.38% (a)(b)(f)		5,000	5,800,000
HSBC Capital Funding LP, 10.18% (a)(b)(e)(f)		11,835	17,841,263

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value
Banks (concluded)
HSBC Holdings PLC, 5.63% (a)(f)	USD	4,655	$4,719,006
M&T Capital Trust II, 8.28%, 6/01/27		4,540	4,614,601
Nordea Bank AB, 6.13% (a)(b)(f)		5,540	5,515,790
Wells Fargo & Co. (a)(f):
Series S, 5.90%		1,090	1,119,975
Series U, 5.88%		2,655	2,774,475

			48,235,110
Capital Markets — 1.5%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (a)		3,000	3,210,000
The Goldman Sachs Group, Inc., Series L, 5.70% (a)(f)		2,950	3,022,827
Morgan Stanley, Series H, 5.45% (a)(f)		2,200	2,235,926
State Street Capital Trust IV, 1.24%, 6/15/37 (a)		20,845	17,094,984

			25,563,737
Diversified Financial Services — 3.5%
Bank of America Corp. (a)(f):
Series K, 8.00%		2,420	2,590,610
Series M, 8.13%		950	1,020,656
Series U, 5.20%		5,785	5,524,675
Barclays PLC, 6.63% (a)(f)		4,885	4,706,663
Citigroup, Inc., 5.90% (a)(f)		2,210	2,207,238
General Electric Capital Corp. (a)(f):
Series B, 6.25% (e)		9,100	10,028,200
Series C, 5.25%		1,200	1,208,400
JPMorgan Chase & Co. (a)(f):
Series 1, 7.90%		3,650	3,922,611
Series Q, 5.15%		4,000	3,860,000
Series R, 6.00% (e)		14,130	14,266,892
Series S, 6.75%		7,775	8,316,816

			57,652,761
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (a)		8,300	8,127,028
Insurance — 7.4%
ACE Capital Trust II, 9.70%, 4/01/30 (e)		7,000	10,412,500
AIG Life Holdings, Inc., 8.50%, 7/01/30		500	677,500
The Allstate Corp., 6.50%, 5/15/67 (a)		10,400	11,544,000
American International Group, Inc., 8.18%, 5/15/68 (a)		3,755	5,144,350
AXA SA (a)(b)(f):
6.38%		4,900	5,377,750
6.46%		6,000	6,397,500
Capital Trusts		Par (000)	Value
Insurance (concluded)
Bank One Capital III, 8.75%, 9/01/30 (e)	USD	2,000	$3,024,238
The Chubb Corp., 6.38%, 3/29/67 (a)(e)		7,400	7,936,500
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 4/01/27		5,000	6,202,563
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		4,890	5,656,703
Great-West Life & Annuity Insurance Capital LP II, 7.15%, 5/16/46 (a)(b)(e)		500	517,500
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (a)		5,050	5,706,500
ING US, Inc., 5.65%, 5/15/53 (a)		4,750	4,773,750
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		8,325	12,778,875
MetLife, Inc., 6.40%, 12/15/36 (e)		9,775	11,094,625
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)		12,000	12,045,000
Swiss Re Capital I LP, 6.85% (a)(b)(f)		4,450	4,668,050
XL Group PLC, Series E, 6.50% (a)(f)		1,920	1,728,000
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)(e)		6,800	7,106,000

			122,791,904
Multi-Utilities — 0.3%
Dominion Resources, Inc., 7.50%, 6/30/66 (a)		4,400	4,553,164
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, (a):
7.00%, 6/01/67		2,500	2,523,990
Series A, 8.38%, 8/01/66		9,325	9,861,188
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)		9,400	9,071,000

			21,456,178
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00% (b)		7	9,345,000
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (a)		6,125	6,860,000
Total Capital Trusts — 18.4%			304,584,882

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Banks — 0.9%
Wells Fargo & Co., 5.85% (a)	550,500	$14,202,900
Capital Markets — 0.6%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)	162,450	4,043,380
SCE Trust III, 5.75% (a)	31,650	866,261
State Street Corp., Series D, 5.90% (a)	220,495	5,827,683

		10,737,324
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (a)	24,509	646,547
Diversified Financial Services — 0.8%
Citigroup, Inc., Series K, 6.88% (a)	488,320	13,126,042
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%	90,000	2,270,700
Insurance — 0.2%
The Allstate Corp., Series E, 6.63%	125,000	3,413,750
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (k)	11,107	1,278,082
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (b)(f)	5,600,000	5,950,560
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%	75,000	1,916,250
Vornado Realty Trust, Series K, 5.70%	50,000	1,263,000

		3,179,250
Wireless Telecommunication Services — 1.2%
Centaur Funding Corp., 9.08% (b)	15,143	19,378,308
Total Preferred Stocks — 4.5%		74,183,463
Trust Preferred	Shares	Value
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%	300,141	$7,765,002
Total Preferred Securities — 23.4%		386,533,347
Total Long-Term Investments (Cost — $2,185,511,108) — 141.5%		2,346,120,250

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (l)(m)	12,298,815	12,298,815
Total Short-Term Securities (Cost — $12,298,815) — 0.7%		12,298,815
Options Purchased (Cost — $10,379,541) — 0.2%		2,640,326
Total Investments Before Options Written (Cost — $2,208,189,464) — 142.4%		2,361,059,391
Options Written (Premiums Received — $7,454,970) — (0.1)%		(1,119,293)
Total Investments, Net of Options Written (Cost — $2,200,734,494*) — 142.3%		2,359,940,098
Liabilities in Excess of Other Assets — (42.3)%		(701,634,980)

Net Assets — 100.0%		$1,658,305,118

* As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$2,208,131,610

Gross unrealized appreciation		$187,780,472
Gross unrealized depreciation		(34,852,691)

Net unrealized appreciation		$152,927,781

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$1,255,620	$17,720
Robert W. Baird Company, Inc.	372,300	5,254
Pershing LLC	98,940	1,396
Morgan Stanley & Co. International PLC	990,200	—

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Non-income producing security.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Zero-coupon bond.

(k)	Convertible security.

(l)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,283,291	8,015,524	12,298,815	$1,176

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

ARB	Airport Revenue Bonds
CLO	Collateralized Loan Obligation
EUR	Euro
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
RB	Revenue Bonds
USD	U.S. Dollar

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.32%	2/5/14	Open	$956,709	$959,814
UBS Securities LLC	0.33%	2/10/14	Open	6,197,000	6,217,223
Barclays Capital, Inc.	0.35%	2/28/14	Open	7,944,000	7,970,182
Deutsche Bank Securities, Inc.	0.15%	4/16/14	Open	3,400,000	3,404,123
UBS Securities LLC	0.30%	5/8/14	Open	9,646,000	9,667,704
UBS Securities LLC	(0.08)%	5/13/14	Open	2,016,000	2,008,608
UBS Securities LLC	0.32%	5/13/14	Open	8,649,000	8,669,296
UBS Securities LLC	0.32%	5/13/14	Open	2,182,000	2,187,120
UBS Securities LLC	0.32%	5/13/14	Open	7,149,000	7,165,776

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.34%	5/13/14	Open	$1,256,000	$1,259,132
UBS Securities LLC	0.34%	5/13/14	Open	10,604,000	10,630,439
UBS Securities LLC	0.34%	5/13/14	Open	683,000	684,703
UBS Securities LLC	0.34%	5/13/14	Open	5,229,000	5,242,038
UBS Securities LLC	0.34%	5/13/14	Open	4,668,000	4,679,639
UBS Securities LLC	0.35%	5/13/14	Open	10,880,000	10,907,925
UBS Securities LLC	0.35%	5/13/14	Open	6,046,000	6,061,518
UBS Securities LLC	0.35%	5/13/14	Open	1,115,000	1,117,862
UBS Securities LLC	0.35%	5/13/14	Open	6,061,000	6,076,557
UBS Securities LLC	0.35%	5/13/14	Open	5,546,000	5,560,235
UBS Securities LLC	0.35%	5/13/14	Open	3,255,000	3,263,354
UBS Securities LLC	0.35%	5/13/14	Open	23,285,000	23,344,765
UBS Securities LLC	0.35%	5/13/14	Open	11,160,000	11,188,644
Barclays Capital, Inc.	0.35%	5/14/14	Open	6,234,000	6,254,494
Barclays Capital, Inc.	0.35%	5/14/14	Open	1,213,000	1,218,140
Barclays Capital, Inc.	0.35%	5/14/14	Open	2,791,000	2,803,234
Barclays Capital, Inc.	0.35%	5/14/14	Open	11,233,000	11,281,417
RBC Capital Markets, LLC	0.34%	5/28/14	Open	6,960,000	6,976,433
RBC Capital Markets, LLC	0.34%	5/30/14	Open	3,510,000	3,518,221
Barclays Capital, Inc.	(1.75)%	6/25/14	Open	1,319,870	1,305,626
RBC Capital Markets, LLC	0.34%	6/26/14	Open	13,680,000	13,708,553
RBC Capital Markets, LLC	0.34%	6/30/14	Open	4,664,400	4,673,959
RBC Capital Markets, LLC	0.34%	6/30/14	Open	3,324,750	3,331,564
Barclays Capital, Inc.	0.40%	7/1/14	Open	10,010,000	10,033,565
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	8,155,000	8,171,097
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	12,217,000	12,241,115
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	5,672,000	5,683,525
BNP Paribas Securities Corp.	0.13%	7/28/14	Open	1,886,138	1,886,831
JPMorgan Chase Bank N.A.	0.40%	7/31/14	Open	11,957,143	11,981,854
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.13%	7/31/14	Open	8,833,813	8,840,659
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	8/8/14	Open	1,235,000	1,233,199
BNP Paribas Securities Corp.	0.39%	8/12/14	Open	5,675,000	5,684,794
BNP Paribas Securities Corp.	0.39%	8/12/14	Open	4,625,000	4,633,622
BNP Paribas Securities Corp.	0.39%	8/12/14	Open	2,035,000	2,038,682
RBC Capital Markets, LLC	0.34%	9/11/14	Open	10,797,300	10,811,984
RBC Capital Markets, LLC	0.15%	9/18/14	Open	5,092,688	5,094,432
BNP Paribas Securities Corp.	0.39%	9/23/14	Open	5,162,000	5,168,625
BNP Paribas Securities Corp.	0.39%	9/23/14	Open	4,782,000	4,788,137
RBC Capital Markets, LLC	0.34%	9/30/14	Open	10,459,250	10,471,598
Barclays Capital, Inc.	0.40%	10/7/14	Open	13,545,000	13,562,759
BNP Paribas Securities Corp.	0.39%	10/7/14	Open	11,991,000	12,004,756
BNP Paribas Securities Corp.	0.39%	10/7/14	Open	7,463,000	7,471,562
BNP Paribas Securities Corp.	0.10%	10/28/14	Open	3,332,000	3,332,889
BNP Paribas Securities Corp.	0.33%	10/28/14	Open	5,630,000	5,634,954
BNP Paribas Securities Corp.	0.33%	10/28/14	Open	5,381,000	5,385,735
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	9,428,000	9,436,548
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	11,100,000	11,110,064
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	15,615,000	15,629,158
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	5,034,000	5,038,564
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	3,288,000	3,290,981

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	$2,966,000	$2,968,689
Barclays Capital, Inc.	0.35%	10/29/14	Open	734,000	744,795
Barclays Capital, Inc.	0.35%	10/29/14	Open	9,152,000	9,162,996
Barclays Capital, Inc.	0.35%	10/29/14	Open	2,514,000	2,525,197
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,668,000	4,679,397
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,956,000	4,967,598
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,995,000	5,006,798
Barclays Capital, Inc.	0.35%	10/29/14	Open	5,182,000	5,193,999
RBC Capital Markets, LLC	0.34%	10/30/14	Open	3,480,000	3,483,089
RBC Capital Markets, LLC	0.34%	10/30/14	Open	3,389,025	3,392,034
RBC Capital Markets, LLC	0.34%	10/30/14	Open	8,162,000	8,169,246
RBC Capital Markets, LLC	0.34%	11/10/14	Open	10,449,000	10,457,290
BNP Paribas Securities Corp.	0.39%	12/2/14	Open	4,412,000	4,414,583
Barclays Capital, Inc.	(0.05)%	12/4/14	Open	565,200	564,737
RBC Capital Markets, LLC	0.34%	12/10/14	Open	4,450,875	4,453,145
RBC Capital Markets, LLC	0.34%	12/10/14	Open	7,410,000	7,413,779
RBC Capital Markets, LLC	0.34%	12/18/14	Open	7,965,500	7,968,885
RBC Capital Markets, LLC	0.34%	12/18/14	Open	11,093,500	11,098,215
RBC Capital Markets, LLC	0.34%	12/18/14	Open	10,625,000	10,629,516
RBC Capital Markets, LLC	0.34%	12/18/14	Open	22,230,720	22,240,168
RBC Capital Markets, LLC	0.34%	12/18/14	Open	6,870,375	6,873,295
RBC Capital Markets, LLC	0.34%	12/18/14	Open	17,700,000	17,707,523
RBC Capital Markets, LLC	0.34%	12/18/14	Open	8,896,563	8,900,344
RBC Capital Markets, LLC	0.34%	12/18/14	Open	18,040,500	18,048,167
UBS Securities LLC	0.45%	12/18/14	Open	16,924,050	16,933,570
BNP Paribas Securities Corp.	0.45%	12/19/14	Open	10,280,000	10,285,783
BNP Paribas Securities Corp.	0.45%	12/19/14	Open	7,373,000	7,377,147
BNP Paribas Securities Corp.	0.48%	12/19/14	Open	12,339,000	12,346,403
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	4,189,000	4,191,444
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	810,000	810,472
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	528,000	528,330
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,197,000	3,198,865
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	4,926,000	4,928,874
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	2,287,000	2,288,334
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	556,000	556,324
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,627,000	3,629,116
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	2,740,000	2,741,598
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	2,028,000	2,029,183
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	6,719,000	6,722,919
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	873,000	873,509
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,411,000	3,412,990
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	6,940,000	6,944,048
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	8,972,000	8,977,234
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	7,344,000	7,348,284
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	474,000	474,276
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,223,000	1,223,713
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,657,000	3,659,133
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	5,499,000	5,502,208
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	4,083,000	4,085,382
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	6,627,000	6,630,866

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued nterest
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	$3,954,000	$3,956,306
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,203,000	1,203,702
RBC Capital Markets, LLC	0.34%	12/19/14	Open	7,710,000	7,713,277
UBS Securities LLC	0.40%	12/19/14	Open	9,435,000	9,439,718
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,368,000	3,369,965
Barclays Capital, Inc.	(1.25)%	1/8/15	Open	1,700,000	1,698,524
Deutsche Bank Securities, Inc.	0.09%	1/9/15	Open	354,375	354,399
Total				$729,516,742	$730,499,368

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(2,700)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	$669,330,000	$(2,314,703)
(334)	Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	$50,527,938	(2,341,432)
(180)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$23,557,500	(886,145)
148	2-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$32,525,313	134,324
192	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	$34,356,000	3,043,533
1,382	5-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$167,697,063	3,074,623
Total					$710,200

•	As of January 31, 2015, exchange-traded options purchased were as follows:

Description	Clearinghouse	Put/ Call	Strike Price	Expiration Date	Contracts	Value
90-Day Euro-Dollar	Chicago Mercantile	Put	$98.00	12/14/15	1,698	$31,837
90-Day Euro-Dollar	Chicago Mercantile	Put	99.00	12/14/15	1,698	318,375
Total						$350,212

•	As of January 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.05%	Pay	3-month LIBOR	1/08/16	$63,150	$1,052,893

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of January 31, 2015, OTC interest rate swaptions purchased were as follows (concluded):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	$203,300	$1,237,221
Total								$2,290,114

•	As of January 31, 2015, exchange-traded options written were as follows:

Description	Clearinghouse	Put/ Call	Strike Price	Expiration Date	Contracts	Value
90-Day Euro-Dollar	Chicago Mercantile	Put	$98.50	12/14/15	3,396	$(169,800)

•	As of January 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Pay	3-month LIBOR	8/07/18	$406,600	$(949,493)

•	As of January 15, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.45%[1]	3-month LIBOR	Chicago Mercantile	10/28/18	$13,800	$(155,317)
1.50%[1]	3-month LIBOR	Chicago Mercantile	11/30/18	$10,700	(136,898)
1.78%[1]	3-month LIBOR	Chicago Mercantile	1/17/19	$22,900	(526,002)
2.21%[1]	3-month LIBOR	Clearnet U.S.A.	10/18/20	$65,000	(2,720,201)
2.79%[1]	3-month LIBOR	Chicago Mercantile	10/11/23	$68,000	(5,909,222)
2.79%[1]	3-month LIBOR	Chicago Mercantile	11/18/23	$10,600	(925,254)
3.03%[1]	3-month LIBOR	Chicago Mercantile	1/08/24	$10,900	(1,177,271)
3.05%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	$8,769	(1,588,875)
3.05%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	$8,769	(1,586,195)
3.06%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	$8,769	(1,616,239)
3.03%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	$8,769	(1,566,556)
2.54%[2]	3-month LIBOR	Chicago Mercantile	1/12/45	$23,600	1,951,599
Total					$(15,956,431)

[1] Fund pays the fixed rate and receives the floating rate.
[2] Fund pays the floating rate and receives the fixed rate.

•	As of January 31, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD 2,535	$(40,033)	$45,554	$(85,587)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	USD 1,465	(23,135)	26,326	(49,461)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD 4,000	(63,245)	78,173	(141,418)

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of January 31, 2015, OTC credit default swaps — buy protection outstanding were as follows (concluded):

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	EUR 1,500	(24,380)	29,405	(53,843)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD 5,585	(137,975)	(25,446)	(112,529)
General Dynamic Corp.	1.00%	Credit Suisse International	9/20/17	USD 5,585	(131,848)	(73,131)	(58,717)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD 4,715	(117,155)	(56,799)	(60,356)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD 4,715	(117,565)	(60,502)	(57,063)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 4,500	(88,508)	39,065	(127,573)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(55,072)	24,307	(79,379)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 4,500	(106,563)	(5,676)	(100,886)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(66,306)	(3,532)	(62,774)
YUM! Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD 20,000	(404,191)	(308,932)	(95,259)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD 16,700	(202,229)	(58,910)	(143,320)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD 5,345	(31,917)	93,841	(125,758)
Total					$(1,610,122)	$(256,257)	$(1,353,923)

•	As of January 31, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	$2,425$	24,790	$(57,893)	$82,683
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	$10	102	(264)	366
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB	$994	10,161	(25,811)	35,973
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$12,200	281,204	27,703	253,501
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	$4,500	106,216	(5,652)	111,869
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A+	$2,800	66,090	(3,517)	69,607
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A-	$4,500	99,211	(22,466)	121,676
WellPoint, Inc.	1.00%	Goldman Sachs International	9/20/17	A-	$2,800	61,731	(13,979)	75,710
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	$3,025	54,817	(76,856)	131,673
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	A-	$16,700	281,367	105,036	176,331

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of January 31, 2015, OTC credit default swaps — sold protection outstanding were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$3	(11)	13	(23)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$110	(411)	434	(845)
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	$24	(89)	190	(279)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$40	(148)	174	(323)
Devon Energy Corp.	1.00%	BNP Paribas S.A.	12/20/19	BBB+	$2,660	(762)	—	(763)
Devon Energy Corp.	1.00%	BNP Paribas S.A.	12/20/19	BBB+	$190	(54)	263	(317)
Total						$984,214	$(72,625)	$1,056,839

[1] Using Standard & Poor’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

As of January 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$70,829,814	$10,230,800	$81,060,614
Corporate Bonds	—	1,801,697,412	19,436,616	1,821,134,028
Foreign Agency Obligations	—	12,407,750	—	12,407,750
Municipal Bonds	—	19,086,300	—	19,086,300
Preferred Securities	$56,619,597	329,913,750	—	386,533,347
U.S. Government Sponsored Agency Securities	—	3,626,572	—	3,626,572
U.S. Treasury Obligations	—	22,271,639	—	22,271,639
Short-Term Securities	12,298,815	—	—	12,298,815
Options Purchased	350,212	2,290,114	—	2,640,326

Total	$69,268,624	$2,262,123,351	$29,667,416	$2,361,059,391

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$1,059,389	—	$1,059,389
Interest rate contracts	$6,252,480	1,951,599	—	8,204,079
Liabilities:
Credit contracts	—	(1,356,473)	—	(1,356,473)
Interest rate contracts	(5,712,080)	(18,857,523)	—	(24,569,603)

Total	$540,400	$(17,203,008)	—	$(16,662,608)

[1] Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument, and options written are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015	21

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face amount, including accrued interest, for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,406,931	—	—	$1,406,931
Cash pledged for centrally cleared swaps	6,040,000	—	—	6,040,000
Cash pledged for financial futures contracts	1,032,000	—	—	1,032,000
Foreign currency at value	9,178	—	—	9,178
Liabilities:
Cash received as collateral for OTC derivatives	—	$(1,540,000)	—	(1,540,000)
Cash received as collateral for reverse repurchase agreements	—	(167,000)	—	(167,000)
Reverse repurchase agreements	—	(730,499,368)	—	(730,499,368)

Total	$8,488,109	$(732,206,368)	—	$(723,718,259)

During the period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2014	$5,930,350	$21,431,574	$27,361,924
Transfers into Level 3[1]	2,403,150	—	2,403,150
Transfers out of Level 3[2]	(2,870,550)	—	(2,870,550)
Accrued discounts/premiums	4,800	—	4,800
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[3]	(36,409)	(1,994,958)	(2,031,367)
Purchases	4,799,459	—	4,799,459
Sales	—	—	—

Closing Balance, as of January 31, 2015	$10,230,800	$19,436,616	$29,667,416

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015[3]	$(43,160)	$(1,480,347)	$(1,523,507)

[1]    As of October 31, 2014, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2015, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning balance of $2,403,150 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of October 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,870,550 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date: March 25, 2015